Accounts Payable and Accrued Expenses (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounts payable Accrued Expenses [Abstract]
Accrued expenses	$ 10,423	$ 10,423
Term loan	$ 4,200	4,200
Equity purchase agreement		$ 1,000